Goodwill (Schedule of Changes In the Carrying Amount of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, Beginning balance	€ 11,421	€ 51,888
Deconsolidation ASMPT		(38,482)
Foreign currency translation effect	683	(1,985)
Goodwill, Ending balance	12,104	11,421
Front End Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	11,421	11,649
Deconsolidation ASMPT		0
Foreign currency translation effect	683	(228)
Goodwill, Ending balance	12,104	11,421
Back End Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	0	40,239
Deconsolidation ASMPT		(38,482)
Foreign currency translation effect	0	(1,757)
Goodwill, Ending balance	€ 0	€ 0